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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06471
Invesco Van Kampen Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment Grade Municipals
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-IGMUNI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—172.12%
Alabama—2.40%
Alabama (State of) Board of Education (Southern Union State Community College); Series 2003, Ref. & Improvement RB (INS-NATL) (a)	5.25%	07/01/20	$3,660	$3,808,010

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	3,225	3,016,504

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	2,500	2,438,975

Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	2,000	2,078,960

Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	2,525	1,809,087

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, IDR	6.25%	11/01/33	3,395	3,401,383

				16,552,919

Alaska—0.54%
Matanuska-Susitna Borough (City of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	1,350	1,355,265

Northern Tobacco Securitization Corp.; Series 2006 A, Asset-Backed RB	5.00%	06/01/46	4,075	2,401,561

				3,756,826

Arizona—4.10%
Arizona (State of) Transportation Board;

Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,650,470

Series 2008 B, Highway RB (b)	5.00%	07/01/26	3,835	3,931,527

Glendale (City of) Industrial Development Authority (Midwestern University);

Series 2010, RB	5.00%	05/15/35	750	649,515

Series 2010, RB	5.13%	05/15/40	1,500	1,331,115

Glendale Industrial Development Authority; Series 2005 B, Ref. RB	5.00%	12/01/37	2,065	1,671,700

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,775	1,620,415

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	3,330	3,557,505

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,825	1,881,776

Navajo (County of) Pollution Control Corp.;

Series 2009 C, PCR (c)(d)	5.50%	06/01/14	900	955,827

Series 2009 E, PCR (c)(d)	5.75%	06/01/16	1,035	1,068,079

Phoenix (City of) Industrial Development Authority (Career Success Schools);

Series 2009, Education IDR	7.00%	01/01/39	970	920,016

Series 2009, Education IDR	7.13%	01/01/45	925	883,893

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater IDR (e)	6.55%	12/01/37	3,400	2,921,212

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	3,145	3,186,923

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,043,229

				28,273,202

California—16.32%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,429,714

Bay Area Toll Authority (San Francisco Bay Area);

Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	1,500	1,408,395

Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	4,500	4,225,185

Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax GO Bonds (f)	0.00%	08/01/28	1,250	433,050

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Department of Water Resources (Central Valley);

Series 2008 AE, Water RB (b)	5.00%	12/01/24	$1,175	$1,232,751

Series 2008 AE, Water RB (b)	5.00%	12/01/25	1,500	1,557,420

Series 2008 AE, Water RB (b)	5.00%	12/01/26	1,500	1,540,185

Series 2008 AE, Water RB (b)	5.00%	12/01/27	875	890,794

Series 2008 AE, Water RB (b)	5.00%	12/01/28	1,500	1,517,805

California (State of) Department of Water Resources;

Series 2002, Water RB (INS-NATL/FGIC) (a)	5.00%	12/01/29	730	730,329

Series 2002 X, RB (c)(g)	5.00%	12/01/12	10	10,808

Series 2002 X, RB (c)(g)	5.00%	12/01/12	260	280,751

California (State of) Health Facilities Financing Authority (Catholic Health Care West) Series 2009 A, RB	6.00%	07/01/34	1,500	1,505,805

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	988,050

California (State of) Housing Finance Agency (Catholic Healthcare West); Series 2009 A, RB (e)	4.95%	08/01/23	3,000	2,811,000

California (State of) Housing Finance Agency (Home Mortgage);

Series G 2007, RB (e)	5.05%	02/01/29	1,610	1,494,869

Series K 2008, RB (e)	5.30%	08/01/23	4,800	4,659,216

Series K 2008, RB (e)	5.45%	08/01/28	5,500	5,321,800

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,500	1,425,285

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,398,302

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,082,860

California (State of);

Series 2006 CD, Unlimited Tax GO Bonds (e)	4.60%	12/01/32	2,850	2,286,441

Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	1,800,414

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,108,597

California State University; Series 2002 A, System-Wide RB (INS-AMBAC) (a)	5.00%	11/01/33	5,000	4,677,300

Daly (City of) Housing Development Finance Agency; Series 2007 C, Third Tier Ref. RB	6.50%	12/15/47	585	476,126

Florin (City of) Resource Conservation District (Elk Grove Water Service);

Series 2002 B, COP (INS-NATL) (a)	5.00%	03/01/33	3,000	2,465,490

Series 2003 A, COP (INS-NATL) (a)	5.00%	09/01/33	1,750	1,435,053

Foothill/Eastern Transportation Corridor Agency;

Series 1995 A, Sr. Lien Toll Road RB (f)(h)	0.00%	01/01/23	10,750	6,527,937

Series 1999, Ref. Toll Road RB (INS-NATL) (a)(f)	0.00%	01/15/17	2,000	1,314,700

Fremont Unified School District; Series 2002 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/25	3,000	3,014,670

Golden State Tobacco Securitization Corp.;

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,138,720

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	8,515	5,589,501

Series 2027 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	4.50%	06/01/27	3,150	2,277,702

Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SYNCORA) (a)	5.00%	09/01/37	700	477,477

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	1,825,380

Los Angeles Unified School District; Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	1,851,606

Metropolitan Water District of Southern California;

Series 2003 B-1, Authorization Water RB (INS-NATL/FGIC) (a)	5.00%	10/01/33	1,500	1,484,850

Series 2009 A, Water RB	5.00%	01/01/34	2,500	2,498,200

Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (i)	5.50%	03/01/18	260	244,314

Northern California Tobacco Securitization Authority (Sacramento County Tobacco Securitization Corp.);

Series 2005 A-1, Tobacco Settlement Asset-Backed Turbo RB	5.38%	06/01/38	4,700	3,233,741

Series 2005 A-1, Tobacco Settlement Asset-Backed Turbo RB	5.50%	06/01/45	1,500	941,685

Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,235,295

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,700	1,657,704

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,031,427

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco City & County Airports Commission Series 2008 A-4, RB (c)(d)(e)	6.50%	05/01/12	$1,850	$1,970,268

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.) Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.13%	06/01/46	7,600	4,544,952

Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. Tobacco Settlement RB	5.00%	06/01/37	2,300	1,515,677

Temecula (City of) Redevelopment Agency (No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/36	3,000	2,501,910

Turlock (City of) (Emanuel Medical Center, Inc.); Series 2004, Health Facilities COP	5.38%	10/15/34	1,600	1,297,936

Twin Rivers Unified School District (School Facility Bridge); Series 2007, VRD COP (INS-AGM) (a)(c)(d)	3.50%	05/31/13	1,000	997,410

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,264,007

				112,630,864

Colorado—2.66%
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement RB (INS-SYNCORA) (a)	5.25%	12/01/23	3,405	3,388,417

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,300	6,731,184

Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB (c)(g)	6.50%	11/15/11	1,125	1,189,316

Colorado (State of) Health Facilities Authority (Volunteers of America Care);

Series 2007 A, RB	5.25%	07/01/27	800	665,272

Series 2007 A, RB	5.30%	07/01/37	600	432,090

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,081,856

Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	955	745,120

Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activities RB	6.00%	01/15/34	1,700	1,563,303

Salida Hospital District (Health Facilities Enterprise); Series 2006, Hospital RB	5.25%	10/01/36	2,048	1,565,901

				18,362,459

Connecticut—1.14%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	3,580	3,323,457

Connecticut (State of) Housing Finance Authority; Series 2010 D 2, Sub. Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	2,500	2,386,325

Hamden (Town of) (Whitney Center); Series 2009 B, Facility Entrance Fee Principal Redemption RB	6.13%	01/01/14	2,150	2,157,955

				7,867,737

District of Columbia—2.53%
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (a)	5.75%	06/01/18	2,000	1,981,000

District of Columbia (Sibley Memorial Hospital);

Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,146,442

Series 2009, Hospital RB	6.38%	10/01/34	3,650	3,753,477

District of Columbia Water & Sewer Authority;

Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (a)	5.50%	10/01/41	6,000	6,169,560

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/29	1,150	1,156,107

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/34	2,350	2,306,666

District of Columbia; Series 1993 E, Unlimited Tax GO Bonds (g)	6.00%	06/01/13	5	5,022

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (a)(e)	5.25%	10/01/32	1,000	946,110

				17,464,384

Florida—24.18%
Alachua (County of) (North Florida Retirement Village);

Series 2007, IDR	5.25%	11/15/17	1,000	929,040

Series 2007, IDR	5.88%	11/15/36	1,000	748,610

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	$1,740	$1,547,504

Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, RB	5.00%	04/01/34	4,960	4,337,470

Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (e)	5.75%	01/01/32	1,300	1,069,627

Citizens Property Insurance Corp.;

Series 2010 A-1, Sr. High Risk Account Sec. RB	5.00%	06/01/14	4,000	4,191,400

Series 2010 A-1, Sr. High Risk Account Sec. RB	5.25%	06/01/17	3,410	3,529,418

Escambia (County of) Health Facilities Authority; Series 2000, Florida Health Care Facility Loan Veterans Health Administration Program RB (INS-AMBAC) (a)	5.95%	07/01/20	495	502,598

Florida (State of) Board of Education; Series 2005 D, Unlimited Tax GO Bonds (b)	4.75%	06/01/35	15,000	14,082,900

Florida (State of) Department of Transportation;

Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	7,295	7,290,331

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,910	1,915,195

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,935	1,921,010

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	2,100	2,058,063

Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,431,050

Florida (State of) Housing Finance Corp. (Home Ownership Mortgage);

Series 1991 B, RB (e)	8.60%	11/01/18	170	179,914

Series 2000, RB (INS-AGM) (a)(e)	6.25%	07/01/22	340	344,199

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 1996, RB (INS-NATL) (a)(e)	5.38%	06/01/27	2,000	1,907,840

Florida (State of) Ports Financing Commission (State Transportation Trust Fund-Intermodal Program); Series 1999, RB (INS-NATL/FGIC) (a)(e)	5.50%	10/01/29	8,475	8,052,352

Gainesville (City of); Series 1980, Utility System RB (h)	8.13%	10/01/14	260	291,723

Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (j)(k)	5.10%	05/01/14	1,000	438,800

Gulf Breeze (City of) (Local Government Loan Program);

Series 1985, RB (INS-FGIC) (a)(c)(d)	5.65%	12/01/17	500	505,165

Series 1985, RB (INS-FGIC) (a)(d)	5.80%	12/01/20	1,000	1,005,620

Hernando (County of) Sterling Hill Community Development; Series 2003 A, Capital Improvement RB	6.20%	05/01/35	1,250	1,053,662

Hillsborough (County of) Aviation Authority;

Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.38%	10/01/33	1,450	1,361,405

Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.50%	10/01/38	3,260	3,061,825

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.) Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	1,225	1,310,395

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.00%	03/15/12	1,100	1,139,039

Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, RB	5.25%	10/01/41	14,150	12,007,690

Hillsborough (County of) Port District (Tampa Port Authority); Series 2002 A, RB (INS-NATL) (a)(e)	5.38%	06/01/27	2,745	2,618,510

Hillsborough (County of);

Series 2000, Capacity Assessment Special RB (INS-AGM) (a)	5.00%	03/01/15	750	759,060

Series 2000, Capacity Assessment Special RB (INS-AGM) (a)	5.00%	09/01/15	750	759,007

Series 2006 A, Solid Waste & Resources Recovery RB (INS-BHAC) (a)(e)	4.50%	09/01/34	9,325	7,688,835

Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Hospital System RB	5.00%	11/15/25	5,105	4,761,791

Lakeland (City of);

Series 1989, Electric & Water RB (h)	5.75%	10/01/19	2,230	2,329,436

Series 1990, Electric & Water RB (f)(h)	0.00%	10/01/13	7,000	6,764,030

Lee (County of) Industrial Development Authority (County Community Charter Schools, LLC); Series 2007 A, IDR	5.38%	06/15/37	1,000	757,220

Main Street Community Development District;

Series 2008 A, Capital Improvement RB (i)	6.80%	05/01/38	990	739,144

Series 2008 B, Capital Improvement Special Assessment RB (i)	6.90%	05/01/17	650	585,410

Miami Beach (City of); Series 2000, Storm Water RB (INS-NATL) (a)	5.25%	09/01/25	1,500	1,501,290

Miami-Dade (County of) (Miami International Airport);

Series 2000 B, Aviation RB (INS-NATL/FGIC) (a)	5.45%	10/01/15	870	880,510

Series 2000 B, Aviation RB (INS-NATL/FGIC) (a)	5.75%	10/01/29	3,000	3,003,720

Series 2005, Aviation RB (INS-AGC/CIFG) (a)(e)	5.00%	10/01/38	3,200	2,789,696

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) Expressway Authority; Series 2010 A, Toll System RB	5.00%	07/01/40	$4,250	$3,867,075

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	950,775

Miami-Dade (County of) Miami International Airport;

Series 2002, Aviation RB (INS-AGC/FGIC) (a)(e)	5.38%	10/01/27	2,000	1,986,800

Series 2002, Aviation RB (INS-AGC/FGIC) (a)(e)	5.38%	10/01/32	4,720	4,439,066

Miami-Dade (County of);

Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.00%	10/01/33	2,000	1,784,440

Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.13%	10/01/35	2,000	1,793,760

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	865	804,372

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/32	2,475	1,973,392

Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, MFH RB (i)	7.00%	10/01/25	1,000	1,021,030

Orange (County of);

Series 1992, Ref. Improvement RB (INS-AMBAC) (a)(f)	0.00%	10/01/12	1,000	974,760

Series 1992, Ref. Improvement RB (INS-AMBAC) (a)(f)	0.00%	10/01/13	1,000	946,190

Overoaks Community Development District;

Series 2004 A, Capital Improvement Special Assessment RB (j)(k)	6.13%	05/01/35	190	2

Series 2010 A-1, Capital Improvement RB	6.13%	05/01/35	95	85,965

Series 2010 A-2, Capital Improvement RB (l)	6.13%	05/01/35	200	113,496

Series 2010 B, Capital Improvement RB (l)	5.13%	05/01/17	460	373,290

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,448,139

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,000	4,240,000

Pasco (County of) Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,380	977,495

Pembroke Pines (City of); Series 1992, Consolidated Utility System RB (h)	6.25%	09/01/11	270	278,556

Port St. Lucie (City of) (Southwest Annexation District); Series 2007 B-1, Special Assessment RB (INS-NATL) (a)	5.00%	07/01/33	2,000	1,676,260

Putnam (County of) Development Authority (Seminole); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	4,675	4,810,014

Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	880	429,704

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (i)	5.25%	10/01/27	600	498,624

South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	985,840

St. Johns (County of) Industrial Development Authority (Glenmoor);

Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	804,190

Series 2006 A, Health Care IDR	5.38%	01/01/40	1,500	1,078,650

St. Lucie (County of) School Board;

Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/21	2,000	2,046,540

Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/23	750	752,407

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	973,050

Tolomato Community Development District;

Series 2007, Special Assessment RB	6.55%	05/01/27	300	207,414

Series 2007, Special Assessment RB	6.65%	05/01/40	1,720	1,145,761

Series 2007 A, Special Assessment Bonds	5.25%	05/01/39	495	307,885

Village Center Community Development District;

Series 1993, Utility RB (h)	6.00%	11/01/18	1,000	1,190,250

Series 2001 A, Recreational RB (INS-NATL) (a)	5.20%	11/01/25	1,000	889,940

Series 2003, Utility RB (INS-NATL) (a)	5.25%	10/01/23	2,000	1,929,040

Series 2004 A, Recreational RB (INS-NATL) (a)	5.13%	11/01/36	3,500	2,742,250

Volusia (County of) Educational Facility Authority (Embry-Riddle Aeronautical University); Series 1999 A, RB	5.75%	10/15/29	1,000	1,000,160

World Commerce Community Development District; Series 2007, Special Assessment RB (j)(k)	5.50%	05/01/38	750	240,098

				166,918,184

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—3.98%
Atlanta (City of) (Beltline) Series 2009 B, Tax Allocation Bonds	6.75%	01/01/20	$1,015	$1,011,569

Atlanta (City of) (Beltline);

Series 2009 B, Tax Allocation Bonds	6.75%	01/01/20	560	558,107

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	303,803

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	910,860

Atlanta (City of);

Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,250	5,027,348

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	1,934,952

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,077,660

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	1,910,144

George L. Smith II Georgia World Congress Center Authority (Domed Stadium); Series 2000, Ref. RB (INS-NATL) (a)(e)	5.50%	07/01/20	1,500	1,506,045

Georgia (State of) Municipal Electric Authority;

Series 1997 A-MBIA-IBC, RB (INS-NATL/IBC) (a)	6.50%	01/01/20	2,635	3,069,617

Series 1998, Power RB (c)(g)	6.50%	01/01/14	85	98,231

Series 1998, Power RB (g)	6.50%	01/01/17	240	278,448

Series 1998, Power RB (INS-NATL/IBC/BNY) (a)	6.50%	01/01/17	5,575	6,390,790

Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	2,400	2,412,096

				27,489,670

Guam—0.09%
Guam (Commonwealth of) Power Authority; Series 1999 A, RB (INS-AMBAC) (a)	5.25%	10/01/34	690	621,766

Hawaii—0.42%
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	2,876,048

Idaho—0.80%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);

Series 2008 A, RB	6.50%	11/01/23	1,000	1,085,940

Series 2008 A, RB	6.75%	11/01/37	1,500	1,593,525

Idaho (State of) Health Facilities Authority; Series 2007, Ref. Valley Vista Care Corp. RB	6.13%	11/15/27	1,230	1,006,263

University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,750	1,841,140

				5,526,868

Illinois—12.39%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,910	1,544,178

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	1,100	1,004,201

Chicago (City of) (O’Hare International Airport);

Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/24	4,400	4,431,988

Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/25	11,500	11,524,150

Series 2008 A, Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,700	5,264,292

Chicago (City of) Board of Education;

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	5,775	5,469,272

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	5,900	5,587,654

Chicago (City of);

Series 1993, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	01/01/15	685	731,128

Series 2001 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	01/01/31	1,095	970,411

Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.25%	01/01/25	3,500	3,417,155

Granite City (City of) (Waste Management Inc.); Series 2002, Disposal RB (c)(d)(e)	3.50%	05/01/13	1,300	1,294,657

Illinois (State of) Finance Authority (Adventist Health System); Series 1997, RB (INS-NATL) (a)	5.50%	11/15/13	2,310	2,509,468

Illinois (State of) Finance Authority (Adventist Health System); Series 1997, RB (INS-NATL) (a)	5.50%	11/15/15	2,500	2,760,075

Illinois (State of) Finance Authority (Disposal Waste Management Inc.); Series 2005 A, Solid Waste RB (e)	5.05%	08/01/29	1,330	1,205,964

Illinois (State of) Finance Authority (Evangelical Hospital); Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	1,250	1,471,788

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	$1,860	$1,869,653

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);

Series 2009 A, RB (b)	5.38%	08/15/24	3,500	3,632,090

Series 2009 A, RB (b)	5.75%	08/15/30	2,000	2,028,220

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,121,640

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	2,700	2,640,816

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	1,909,975

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	881,730

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,047,022

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	4,500	3,771,540

Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (h)	7.00%	02/15/18	1,880	2,218,569

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,085,560

Illinois (State of) Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	775	666,407

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	5,201,743

Yorkville (City of) United City (Cannonball/Beecher); Series 2007, Special Tax Bonds	5.75%	03/01/28	1,500	1,297,290

				85,558,636

Indiana—2.01%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	1,065	1,050,016

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,314,378

Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,670,150

Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	5,003,880

North Adams (City of) Community Schools Renovation Building Corp.; Series 2000, 1st Mortgage RB (INS-AGM) (a)(f)	0.00%	01/15/19	1,280	943,718

Petersburg (City of) (Indianapolis Power & Light Company); Series 1995, PCR (e)	5.95%	12/01/29	1,500	1,496,490

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (i)	5.75%	09/01/42	500	410,585

				13,889,217

Iowa—1.22%
Des Moines (City of);

Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (a)	5.75%	06/01/15	1,685	1,690,999

Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (a)	5.75%	06/01/16	1,785	1,791,355

Iowa (State of) Tobacco Settlement Authority;

Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,410	996,658

Series 2005 C, Tobacco Settlement Asset-Backed RB	5.50%	06/01/42	5,950	3,917,004

				8,396,016

Kansas—1.56%
Burlington (City of) (Kansas City Power & Light Company); Series 1993 B, Ref. Environment Improvement RB (INS-SYNCORA) (a)(c)(d)	5.00%	04/01/11	2,100	2,112,768

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	3,800	3,823,066

Lenexa (City of); Series 2007, Ref. & Improvement Healthcare Facilities RB	5.50%	05/15/39	1,250	865,362

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Sr. Living Facility RB	6.00%	11/15/38	1,075	885,499

Olathe (City of) (Olathe Medical Center); Series 2008, VRD RB (LOC-Bank of America, N.A.) (m)(n)	0.19%	09/01/32	3,115	3,115,000

				10,801,695

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—1.95%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGL) (a)	5.75%	12/01/28	$2,300	$2,366,953

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	2,400	2,265,504

Kentucky (State of) Property & Building Commission (No. 93);

Series 2009, RB (INS-AGL) (a)	5.25%	02/01/24	2,470	2,578,976

Series 2009, RB (INS-AGL) (a)	5.25%	02/01/25	2,780	2,874,242

Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	3,399,395

				13,485,070

Louisiana—4.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR (n)	2.79%	03/01/22	16,000	16,000,000

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	1,482	788,765

Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (a)	6.75%	06/01/26	3,100	3,479,471

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,569,015

Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,750	2,870,010

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,481,612

				28,188,873

Maryland—1.19%
Maryland (State of) Economic Development Corp. (Term); Series 2010 B, Economic Development RB	5.75%	06/01/35	1,565	1,447,453

Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	1,110	1,068,586

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art Issue); Series 2006, RB	5.00%	06/01/40	960	824,650

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	1,657,490

Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (a)(e)	5.13%	03/01/24	2,250	2,249,257

Prince George’s (County of) (National Harbor); Series 2004, Special Obligation Bonds	5.20%	07/01/34	1,175	969,281

				8,216,717

Massachusetts—4.42%
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. System RB	5.00%	01/01/32	6,000	5,751,840

Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);

Series 2007 A, RB	5.75%	11/15/35	350	241,601

Series 2007 A, RB	5.75%	11/15/42	750	493,755

Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	2,255	2,222,573

Massachusetts (State of) Health & Educational Facilities Authority (Berklee College Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,559,546

Massachusetts (State of) Health & Educational Facilities Authority (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	395	385,449

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	7,000	7,100,520

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology Issue); Series 2008 A, RB	5.00%	07/01/38	750	760,440

Massachusetts (State of) School Building Authority;

Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	3,850	3,856,892

Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	5,740	5,175,414

Massachusetts (State of) Water Resources Authority; Series 2009 B, RB	5.00%	08/01/22	1,800	1,948,860

				30,496,890

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—4.83%
Detroit (City of) Downtown Development Authority;

Series 1996, Tax Increment Allocation RB (f)	0.00%	07/01/17	$3,015	$2,175,775

Series 1996, Tax Increment Allocation RB (f)	0.00%	07/01/18	3,050	2,043,378

Series 1996, Tax Increment Allocation RB (f)	0.00%	07/01/19	3,050	1,899,082

Series 1996, Tax Increment Allocation RB (f)	0.00%	07/01/22	3,050	1,513,135

Series 1996, Tax Increment Allocation RB (f)	0.00%	07/01/23	3,050	1,395,040

Series 1996, Tax Increment Allocation RB (f)	0.00%	07/01/24	3,050	1,290,425

Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (a)	7.00%	07/01/27	3,925	4,392,899

Grand Rapids (City of) Downtown Development Authority;

Series 1994, Tax Increment Allocation RB (INS-NATL) (a)(f)	0.00%	06/01/15	3,500	2,973,215

Series 1994, Tax Increment Allocation RB (INS-NATL) (a)(f)	0.00%	06/01/16	2,765	2,215,346

Kent Hospital Finance Authority (Spectrum Health System);

Series 2008 A, RB (c)(d)	5.25%	01/15/14	1,350	1,467,869

Series 2008 A, RB (c)(d)	5.50%	01/15/15	600	667,146

Michigan (State of) Strategic Fund (Detroit Edison Co.);

Series 1995 CC, Ref. Limited Obligation PCR (INS-AMBAC) (a)(c)(d)	4.85%	09/01/11	2,500	2,531,275

Series 1999 B, Ref. Limited Obligation PCR (e)	5.65%	09/01/29	1,000	981,350

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SYNCORA) (a)(e)	5.45%	12/15/32	2,500	2,315,500

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2003 A, Ref. Limited Obligation RB (INS-SYNCORA) (a)(e)	5.50%	06/01/30	1,500	1,432,050

Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/48	2,020	1,357,884

Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	2,667,960

				33,319,329

Minnesota—1.25%
Annadale (City of) Economic Development Authority (Annadale Care Center); Series 2007 A, Sr. Housing & Healthcare RB	5.90%	11/01/37	730	622,997

Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	525	459,181

Minneapolis (City of) (Fairview Health Services);

Series 2008 A, Healthcare System RB	6.38%	11/15/23	2,750	2,994,915

Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,850	1,969,380

Minnesota (State of) Agricultural & Economic Development Board (Healthcare System); Series 1997 A, RB (INS-NATL) (a)	5.75%	11/15/26	50	49,765

North Oaks (City of) (Presbyterian Homes of North Oaks); Series 2007, Sr. Housing RB	6.00%	10/01/33	775	682,697

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	1,865,424

				8,644,359

Mississippi—1.69%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);

Series 2007 A, VRD Gulf Opportunity Zone IDR (n)	0.08%	12/01/30	700	700,000

Series 2007 C, VRD Gulf Opportunity Zone IDR (n)	0.45%	12/01/30	11,000	11,000,000

				11,700,000

Missouri—2.11%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Care Facilities RB	5.63%	06/01/27	245	229,920

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,404,659

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	625	562,831

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group);

Series 2007 F, Ref. IDR	5.75%	05/15/26	2,500	2,187,925

Series 2007 F, Ref. IDR	5.75%	05/15/31	1,000	830,680

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	2,500	2,514,475

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Allocation RB	5.50%	09/01/18	$1,140	$1,064,110

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Sr. RB	5.38%	02/01/35	1,200	1,066,272

St. Louis (City of) Industrial Development Authority (Loughborough Redevelopment); Series 2007, Ref. Tax Allocation IDR	5.75%	11/01/27	900	786,726

St. Louis (County of) Industrial Development Authority (Friendship Village West Community); Series 2007 A, Senior Living Facilities IDR	5.38%	09/01/21	1,250	1,192,200

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);

Series 2007 A, Senior Living Facilities IDR	6.38%	12/01/30	975	825,162

Series 2007 A, Senior Living Facilities IDR	6.38%	12/01/41	2,335	1,890,790

				14,555,750

Nebraska—0.38%
Omaha (City of) Public Power District; Series 2006 A, Electricity RB (b)	5.00%	02/01/34	2,615	2,616,072

Nevada—2.43%
Clark (County of) (Southwest Gas Corp.);

Series 2003 D, IDR (INS-NATL/FGIC) (a)(e)	5.25%	03/01/38	3,500	3,118,500

Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	3,000	2,694,480

Nevada (State of) (Capital Improvement & Cultural Affairs);

Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/22	4,300	4,516,333

Series 2008 C, Limited Tax GO Bonds (b)	5.00%	06/01/23	3,300	3,429,690

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,019,577

				16,778,580

New Hampshire—0.39%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	850	850,782

New Hampshire (State of) Business Finance Authority (United Illuminating Co.);

Series 2009, PCR (c)(d)(e)	7.13%	02/01/12	1,050	1,093,008

Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	750	781,905

				2,725,695

New Jersey—5.59%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,241,410

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	28,471,500

New Jersey (State of) Health Care Facilities Financing Authority (St. Peter’s University Hospital Obligation); Series 2007, RB	5.75%	07/01/37	2,300	2,064,825

New Jersey (State of) Transportation Trust Fund Authority (Transportation System); Series 1999 A, RB	5.75%	06/15/17	2,095	2,361,924

Tobacco Settlement Financing Corp.;

Series 2007 1A, RB	4.75%	06/01/34	4,500	2,688,120

Series 2007 1A, RB	5.00%	06/01/41	1,295	783,876

				38,611,655

New Mexico—0.93%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	2,950,469

Jicarilla Apache Nation; Series 2003 A, RB (i)	5.50%	09/01/23	1,250	1,285,562

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	2,050	2,150,061

				6,386,092

New York—14.01%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);

Series 2009, RB	6.25%	07/15/40	2,070	2,020,962

Series 2009, RB	6.38%	07/15/43	860	842,765
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Metropolitan Transportation Authority;

Series 2002 A, RB (INS-NATL) (a)	5.25%	11/15/31	$2,500	$2,382,775

Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/28	4,000	4,064,400

Series 2010 D, Transportation RB	5.25%	11/15/26	7,500	7,447,725

New York (City of) Housing Development Corp.; Series 2007 E1, Multifamily Housing RB (e)	5.35%	11/01/37	2,400	2,313,864

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	3,000	3,001,620

New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer RB (b)	5.00%	06/15/22	8,450	8,952,437

New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transportation Facilities RB (h)	5.40%	01/01/18	14,930	17,160,840

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	5,300	5,304,982

New York (City of); Series 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	7,225	7,320,804

New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/33	2,500	2,324,550

New York (State of) Dormitory Authority (School District Financial Program); Series 2009 C, Non State Supported Debt RB (INS-AGL) (a)	5.00%	10/01/24	3,000	3,103,230

New York (State of) Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	2,790	3,043,137

New York (State of) Thruway Authority;

Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,800	2,889,404

Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	3,100	3,182,026

New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute — Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	790	823,196

Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Fourth); Series 2006, RB (b)	5.00%	10/01/35	12,100	11,822,426

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC);

Series 1997, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/22	3,000	2,932,350

Series 1997, Special Obligation RB (INS-NATL) (a)(e)	5.75%	12/01/25	3,000	2,881,230

Series 2010, Special Obligation RB	6.00%	12/01/36	3,000	2,895,990

				96,710,713

North Carolina—3.92%
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	870,271

North Carolina (State of) Municipal Power Agency No. 1 (Indexed Caps); Series 1992, Electric RB (INS-NATL) (a)	6.00%	01/01/12	25,000	26,194,250

				27,064,521

North Dakota—0.32%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	903,530

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	1,500	1,328,835

				2,232,365

Ohio—8.55%
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	388,922

Lorain (County of) (Catholic Healthcare Partners);

Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,800	4,776,768

Series 2006 A, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,500	4,480,020

Series 2006 B, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	4,504,909

Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,468,513

Montgomery (County of) (Miami Valley Hospital);

Series 2009 A, RB	6.00%	11/15/28	2,370	2,422,780

Series 2009 A, RB	6.25%	11/15/39	1,465	1,495,457

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/27	4,000	3,918,160

Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC/FGIC) (a)(b)(e)	4.80%	09/01/36	8,000	7,114,080

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);

Series 2006, Ref. PCR (c)(d)	2.25%	06/03/13	$5,000	$4,924,700

Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,527,943

Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000	1,980,460

Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, RB	5.75%	11/15/35	2,390	2,175,904

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	3,000	3,072,780

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);

Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(e)	5.30%	09/01/28	2,762	2,749,378

Series 2008 D, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)(e)	5.40%	03/01/33	2,358	2,316,122

Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)	5.50%	09/01/39	2,842	2,870,051

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	3,610	3,854,758

				59,041,705

Oklahoma—0.55%
Chickasaw (City of) Nation; Series 2007, Health System RB (i)	6.25%	12/01/32	2,175	2,198,903

Oklahoma (City of) Airport Trust; Series 2000 B, Jr. Lien RB (INS-AGM) (a)(e)	5.75%	07/01/16	1,575	1,579,725

				3,778,628

Oregon—0.29%
Portland (City of) (Downtown Waterfront); Series 2000 A, Renewal & Redevelopment Tax Allocation Bonds (INS-AMBAC) (a)	5.75%	06/15/16	1,985	2,008,919

Pennsylvania—1.90%
Delaware River Port Authority;

Series 2010 D, RB	5.00%	01/01/35	1,450	1,395,147

Series 2010 D, RB	5.00%	01/01/40	1,500	1,427,355

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	2,599,937

Pennsylvania (State of) Turnpike Commission;

Series 2009 A, Sub. Turnpike RB (INS-AGL) (a)	5.00%	06/01/39	1,825	1,682,358

Series 2010 B 2, Sub. RB (l)	5.75%	12/01/28	3,450	2,538,061

Series 2010 B 2, Sub. RB (l)	6.00%	12/01/34	2,100	1,560,195

Philadelphia (City of) Authority of Industrial Development Authority (Philadelphia Airport System); Series 2001 A, Airport RB (INS-NATL/FGIC) (a)(e)	5.13%	07/01/19	1,000	1,005,050

Ridley Park Hospital Authority (Taylor Hospital); Series 1993 A, Hospital RB (h)	6.00%	12/01/13	860	932,171

				13,140,274

Puerto Rico—3.12%
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2010 CCC, Power RB	5.25%	07/01/27	3,200	3,090,592

Series 2010 XX, Power RB	5.25%	07/01/40	3,050	2,686,104

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (c)(g)	5.25%	07/01/14	50	56,338

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;

Series 2009 A, First Sub. VRD Sales Tax RB (c)(d)(g)	5.00%	08/01/11	4,350	4,451,442

Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	3,100	2,856,743

Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	3,500	3,258,290

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	5,700	5,119,512

				21,519,021

Rhode Island—0.38%
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	3,000	2,600,670

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—4.86%
Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (h)	5.25%	02/01/16	$2,375	$2,621,976

Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District);

Series 2005, RB (b)	5.25%	12/01/25	10,125	10,262,093

Series 2005, RB (b)	5.25%	12/01/26	3,375	3,400,515

Myrtle Beach (City of);

Series 2004 A, Hospitality Fee RB (INS-NATL/FGIC) (a)	5.38%	06/01/21	1,840	1,896,562

Series 2004 A, Hospitality Fee RB (INS-NATL/FGIC) (a)	5.38%	06/01/22	1,935	1,979,524

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. Hospital & Improvement RB (INS-AGL) (a)	5.50%	02/01/38	1,000	985,480

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);

Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	4,500	4,502,610

Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,400,425

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,019,230

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,027,950

South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	750	427,845

				33,524,210

South Dakota—0.06%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (a)	5.40%	08/01/13	410	416,888

Tennessee—2.17%
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I, LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	3,497,551

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health); Series 2006 A, First Mortgage MTN Hospital RB	5.50%	07/01/36	3,620	3,112,476

Johnson City (City of) Health & Educational Facilities Board; Series 2000 A, Ref. First Mortgage MTN Hospital RB (c)(g)	7.50%	07/01/12	3,500	3,864,560

Shelby (County of) Health Educational & Housing Facilities Board; Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	4,550	4,512,508

				14,987,095

Texas—16.20%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	2,375	2,309,474

Dallas (City of) Civic Center Convention Complex;

Series 2009, Ref. & Improvement RB (INS-AGL) (a)	5.00%	08/15/18	1,875	1,994,831

Series 2009, Ref. & Improvement RB (INS-AGL) (a)	5.00%	08/15/19	2,200	2,312,266

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	980	1,034,498

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;

Series 2000 A, Joint Airport RB (INS-NATL/FGIC) (a)(e)	5.75%	11/01/30	4,000	4,001,400

Series 2001 A, Ref. & Improvement Airport RB (INS-BHAC/FGIC) (a)(e)	5.50%	11/01/31	4,000	3,821,080

Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	5.75%	11/01/18	1,050	1,053,465

Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	6.00%	11/01/23	2,000	2,007,000

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	7,960	7,551,174

Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (b)	5.00%	08/15/32	1,000	981,230

Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System);

Series 2001 A, Hospital RB (c)(g)	6.38%	06/01/11	1,000	1,029,930

Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	1,200	1,292,520

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,520,147

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of);

Series 2000 A, Airport System Sub. Lien RB (INS-AGM) (a)(e)	5.63%	07/01/30	$1,000	$970,090

Series 2007 A, Ref. First Lien Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,800	12,535,552

Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	5,025	4,823,849

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);

Series 2007, Health System RB	5.50%	02/15/32	1,650	1,393,887

Series 2007, Health System RB	5.50%	02/15/37	1,250	1,019,113

McLennan (County of) Public Facility Corp.; Series 2009, Project RB	6.63%	06/01/35	1,825	1,914,425

Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,500	1,582,980

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (a)	5.25%	08/15/32	3,450	3,320,763

North Texas Tollway Authority;

Series 2008, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,064,575

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,009,920

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,033,610

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,464,432

Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	2,250	2,426,107

Port Freeport (City of) (The Dow Chemical Co.); Series 1991, Ref. RB	5.25%	10/01/11	1,000	1,003,640

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);

Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	868,890

Series 2007, Retirement Facility RB	5.75%	11/15/37	4,200	3,476,088

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,102,880

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	555,783

Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (a)	6.25%	07/01/28	4,900	5,024,019

Tarrant (County of) Educational Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,850	1,834,922

Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	8,700	8,896,533

Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, VRD RB (e)	4.55%	04/01/12	1,500	1,513,845

Texas (State of) Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	2,425	2,229,569

Texas (State of) Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,003,140

Texas (State of) Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	315	315,973

Texas (State of) Water Development Board (State Revolving Fund); Series 1999 B, Sr. Lien RB	5.25%	07/15/17	1,500	1,505,565

Texas A&M University Board of Regents; Series 2009, Financing System RB	5.00%	05/15/28	4,000	4,090,960

Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	4,900	3,912,748

				111,802,873

Utah—0.24%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	876,337

Utah (State of) Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (b)(e)	5.25%	01/01/39	808	812,371

				1,688,708

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—0.61%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	$1,500	$1,515,750

Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	2,676,932

				4,192,682

Virginia—0.57%
Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	700	535,801

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	744	657,584

Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	800	885,984

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,868	1,857,371

				3,936,740

Washington—1.92%
Energy Northwest (No. 3); Series 2001 A, Ref. Electric RB (INS-AGM) (a)	5.50%	07/01/18	2,500	2,572,850

Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (a)	5.00%	12/01/33	1,000	959,830

Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,950	1,679,398

Radford Court Properties;

Series 2000, Student Housing RB (INS-NATL) (a)	6.00%	06/01/15	1,435	1,454,746

Series 2000, Student Housing RB (INS-NATL) (a)	6.00%	06/01/16	1,585	1,606,810

Spokane (City of) Public Facilities District; Series 2003, RB (INS-NATL) (a)	5.25%	09/01/33	3,000	2,877,330

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (i)	6.00%	01/01/27	2,325	2,103,799

				13,254,763

West Virginia—1.07%
Ohio (County of) (Fort Henry Centre Tax Increment Financing District); Series 2007 A, Tax Allocation RB	5.63%	06/01/22	250	238,593

Pleasants (County of) (County Commission Allegheny); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,115,902

West Virginia (State of) Hospital Finance Authority (Thomas Health System, Inc.);

Series 2008, Hospital RB	6.00%	10/01/20	1,500	1,457,085

Series 2008, Hospital RB	6.25%	10/01/23	1,695	1,600,690

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);

Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	1,630	1,557,726

Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	1,535	1,440,812

				7,410,808

Wisconsin—3.25%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (g)	5.50%	12/15/20	2,000	2,286,480

Superior (City of) (Superior Water, Light & Power Company);

Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	700	700,133

Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	625	581,513

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,400	1,488,396

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);

Series 2002, VRD RB (LOC-JP Morgan Chase Bank, N.A.) (m)(n)	0.19%	12/01/32	2,945	2,945,000

Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (m)(n)	0.18%	12/01/24	2,740	2,740,000

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	1,898,018

Wisconsin (State of) Housing & Economic Development Authority;

Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	4,100	4,172,693

Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	4,000	4,010,720

Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	1,545	1,618,959

				22,441,912

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming—0.55%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	$2,000	$1,897,200

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	1,879,249

				3,776,449

TOTAL INVESTMENTS(o)—172.12% (Cost $1,227,481,308)				1,188,241,517

FLOATING RATE NOTE AND DEALER TRUSTS OBLIGATIONS RELATED TO SECURITIES HELD(p)—(23.75)%

Notes with interest rates ranging from 0.29% to 0.44% at 01/31/2011 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2041 (See Note 1D)				(163,955,000)

OTHER ASSETS LESS LIABILITIES—2.10%				14,466,402

PREFERRED SHARES OF BENEFICIAL INTEREST—(50.47)%				(348,400,000)

NET ASSETS—100.00%				$690,352,919

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGL	— Assured Guaranty Ltd.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
BNY	— Bank of New York
CIFG	— CIFG Assurance North America, Inc.
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— International Bancshares Corp.
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
SYNCORA	— Syncora Guarantee Inc.
TEMPS	— Tax-Exempt Mandatory Paydown Securities
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

(e)	Security subject to the alternative minimum tax.

(f)	Capital appreciation bond.

(g)	Advance refunded.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $9,087,371, which represented 1.32% of the Trust’s Net Assets.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2011 was $1,467,665, which represented 0.21% of the Trust’s Net Assets

(k)	Non-income producing security.

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.17%

National Public Finance Guarantee Corp.	15.26

(p)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $271,805,753 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $163,955,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively
Invesco Van Kampen Trust for Investment Grade Municipals

stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
Invesco Van Kampen Trust for Investment Grade Municipals

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,188,241,517	$—	$1,188,241,517

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $31,444,610 and $46,710,655, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$30,692,251

Aggregate unrealized (depreciation) of investment securities	(66,484,034)

Net unrealized appreciation (depreciation) of investment securities	$(35,791,783)

Cost of investments for tax purposes is $1,224,033,300.

Invesco Van Kampen Trust for Investment Grade Municipals

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.